Investments in Joint Ventures - Schedule of financial position of the joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Real estate properties, at fair value	$ 17,455.8	$ 16,134.1
Other assets	485.9	460.3
Total assets	17,941.7	16,594.4
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	5,185.3	5,035.3
Other liabilities	256.3	262.5
Total liabilities	5,441.6	5,297.8
Total equity	12,500.1	11,296.6
Total liabilities and equity	$ 17,941.7	$ 16,594.4